DEFERRED REVENUES (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Schedule of Deferred Revenues
	December 31,
	2023	2022

Security subscriptions	$970.2	$932.1
Software updates and maintenance	904.1	904.7
Other	33.4	41.0

	$1,907.7	$1,877.8